Financial Instruments And Risks- Summary of Liquidity Risk (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	¥ 193,654,796	¥ 318,790,446
Payable to platform investors [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	985,761	1,569,367
Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	39,719,868	37,506,884
Bond payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		2,209,274
Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	4,790,038	9,130,939
Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	85,761,400	183,521,985
Financing guarantee liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	54,903,487	68,502,938
Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	408,177	784,835
Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	7,086,065	7,018,086
Optionally Convertible Promissory Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		8,546,138
Repayable on demand [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	60,679,286	75,504,666
Repayable on demand [member] | Payable to platform investors [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	985,761	1,569,367
Repayable on demand [member] | Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	4,790,038	5,385,010
Repayable on demand [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		47,351
Repayable on demand [member] | Financing guarantee liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	54,903,487	68,502,938
Not later than three months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	105,975,459	186,454,243
Not later than three months [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	36,834,417	37,506,884
Not later than three months [member] | Bond payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		2,209,274
Not later than three months [member] | Accounts and other payables and contract liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		3,745,929
Not later than three months [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	68,831,360	133,933,056
Not later than three months [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	258,654	462,785
Not later than three months [member] | Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	51,028	50,177
Not later than three months [member] | Optionally Convertible Promissory Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		8,546,138
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	17,640,391	45,591,280
Later than one year and not later than two years [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,926,278
Later than one year and not later than two years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	15,549,614	45,293,609
Later than one year and not later than two years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	113,471	247,494
Later than one year and not later than two years [member] | Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	51,028	50,177
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	9,303,906	4,300,276
Later than two years and not later than three years [member] | Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	959,173
Later than two years and not later than three years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,327,057	4,182,362
Later than two years and not later than three years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	33,667	67,737
Later than two years and not later than three years [member] | Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	6,984,009	50,177
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	55,754	6,939,981
Later than three years and not later than four years [member] | Payable to investors of consolidated structured entities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	53,369	65,607
Later than three years and not later than four years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	¥ 2,385	6,819
Later than three years and not later than four years [member] | Convertible Promissory Note Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		¥ 6,867,555